Distribution Date:	02/18/25	Benchmark 2019-B14 Mortgage Trust
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Asset Representations	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Reviewer & Operating
Historical Detail	18	Advisor
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162YAA0	2.072200%	22,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162YAB8	2.914700%	249,620,000.00	177,558,475.53	0.00	431,274.74	0.00	0.00	431,274.74	177,558,475.53	32.43%	30.00%
A-3	08162YAC6	3.090200%	55,480,000.00	55,480,000.00	0.00	142,870.25	0.00	0.00	142,870.25	55,480,000.00	32.43%	30.00%
A-4	08162YAD4	2.794600%	187,000,000.00	187,000,000.00	0.00	435,491.83	0.00	0.00	435,491.83	187,000,000.00	32.43%	30.00%
A-5	08162YAE2	3.048600%	350,570,000.00	350,570,000.00	0.00	890,623.08	0.00	0.00	890,623.08	350,570,000.00	32.43%	30.00%
A-SB	08162YAG7	2.957100%	37,040,000.00	35,818,178.16	592,898.97	88,264.95	0.00	0.00	681,163.92	35,225,279.19	32.43%	30.00%
A-S	08162YAF9	3.351500%	127,315,000.00	127,315,000.00	0.00	355,580.19	0.00	0.00	355,580.19	127,315,000.00	21.76%	20.13%
B	08162YAH5	3.492800%	61,240,000.00	61,240,000.00	0.00	178,249.23	0.00	0.00	178,249.23	61,240,000.00	16.62%	15.38%
C	08162YAJ1	3.767895%	53,180,000.00	53,180,000.00	0.00	166,980.53	0.00	0.00	166,980.53	53,180,000.00	12.16%	11.25%
D	08162YAM4	2.500000%	33,845,000.00	33,845,000.00	0.00	70,510.42	0.00	0.00	70,510.42	33,845,000.00	9.32%	8.63%
E	08162YAR3	2.500000%	25,785,000.00	25,785,000.00	0.00	53,718.75	0.00	0.00	53,718.75	25,785,000.00	7.16%	6.63%
F-RR	08162YAU6	3.767895%	24,175,000.00	24,175,000.00	0.00	73,334.91	0.00	0.00	73,334.91	24,175,000.00	5.13%	4.75%
G-RR	08162YAW2	3.767895%	12,890,000.00	12,890,000.00	0.00	0.00	0.00	0.00	0.00	12,890,000.00	4.05%	3.75%
NR-RR*	08162YAY8	3.767895%	48,349,368.00	48,349,368.00	0.00	0.00	0.00	0.00	0.00	48,349,368.00	0.00%	0.00%
V-RR	08162YBE1	3.767895%	33,000,000.00	30,541,646.72	15,176.01	90,910.43	0.00	0.00	106,086.44	30,526,470.71	0.00%	0.00%
S	08162YBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162YBB7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,322,249,368.00	1,223,747,668.41	608,074.98	2,977,809.31	0.00	0.00	3,585,884.29	1,223,139,593.43

X-A	08162YAK8	0.755363%	1,029,785,000.00	933,741,653.69	0.00	587,761.72	0.00	0.00	587,761.72	933,148,754.72
X-B	08162YAL6	0.147236%	114,420,000.00	114,420,000.00	0.00	14,038.99	0.00	0.00	14,038.99	114,420,000.00
X-D	08162YAP7	1.267895%	59,630,000.00	59,630,000.00	0.00	63,003.79	0.00	0.00	63,003.79	59,630,000.00
Notional SubTotal			1,203,835,000.00	1,107,791,653.69	0.00	664,804.50	0.00	0.00	664,804.50	1,107,198,754.72

Deal Distribution Total					608,074.98	3,642,613.81	0.00	0.00	4,250,688.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162YAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162YAB8	711.31510107	0.00000000	1.72772510	0.00000000	0.00000000	0.00000000	0.00000000	1.72772510	711.31510107
A-3	08162YAC6	1,000.00000000	0.00000000	2.57516673	0.00000000	0.00000000	0.00000000	0.00000000	2.57516673	1,000.00000000
A-4	08162YAD4	1,000.00000000	0.00000000	2.32883332	0.00000000	0.00000000	0.00000000	0.00000000	2.32883332	1,000.00000000
A-5	08162YAE2	1,000.00000000	0.00000000	2.54049999	0.00000000	0.00000000	0.00000000	0.00000000	2.54049999	1,000.00000000
A-SB	08162YAG7	967.01344924	16.00699163	2.38296301	0.00000000	0.00000000	0.00000000	0.00000000	18.38995464	951.00645761
A-S	08162YAF9	1,000.00000000	0.00000000	2.79291670	0.00000000	0.00000000	0.00000000	0.00000000	2.79291670	1,000.00000000
B	08162YAH5	1,000.00000000	0.00000000	2.91066672	0.00000000	0.00000000	0.00000000	0.00000000	2.91066672	1,000.00000000
C	08162YAJ1	1,000.00000000	0.00000000	3.13991219	0.00000000	0.00000000	0.00000000	0.00000000	3.13991219	1,000.00000000
D	08162YAM4	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08162YAR3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	08162YAU6	1,000.00000000	0.00000000	3.03350196	0.10640993	0.10640993	0.00000000	0.00000000	3.03350196	1,000.00000000
G-RR	08162YAW2	1,000.00000000	0.00000000	0.00000000	3.13991234	11.95196742	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	08162YAY8	1,000.00000000	0.00000000	0.00000000	3.13991219	30.80795162	0.00000000	0.00000000	0.00000000	1,000.00000000
V-RR	08162YBE1	925.50444606	0.45987909	2.75486152	0.15114121	1.27685091	0.00000000	0.00000000	3.21474061	925.04456697
S	08162YBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162YBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162YAK8	906.73456468	0.00000000	0.57076159	0.00000000	0.00000000	0.00000000	0.00000000	0.57076159	906.15881443
X-B	08162YAL6	1,000.00000000	0.00000000	0.12269699	0.00000000	0.00000000	0.00000000	0.00000000	0.12269699	1,000.00000000
X-D	08162YAP7	1,000.00000000	0.00000000	1.05657874	0.00000000	0.00000000	0.00000000	0.00000000	1.05657874	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/25 - 01/30/25	30	0.00	431,274.74	0.00	431,274.74	0.00	0.00	0.00	431,274.74	0.00
A-3	01/01/25 - 01/30/25	30	0.00	142,870.25	0.00	142,870.25	0.00	0.00	0.00	142,870.25	0.00
A-4	01/01/25 - 01/30/25	30	0.00	435,491.83	0.00	435,491.83	0.00	0.00	0.00	435,491.83	0.00
A-5	01/01/25 - 01/30/25	30	0.00	890,623.08	0.00	890,623.08	0.00	0.00	0.00	890,623.08	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	88,264.95	0.00	88,264.95	0.00	0.00	0.00	88,264.95	0.00
X-A	01/01/25 - 01/30/25	30	0.00	587,761.72	0.00	587,761.72	0.00	0.00	0.00	587,761.72	0.00
X-B	01/01/25 - 01/30/25	30	0.00	14,038.99	0.00	14,038.99	0.00	0.00	0.00	14,038.99	0.00
X-D	01/01/25 - 01/30/25	30	0.00	63,003.79	0.00	63,003.79	0.00	0.00	0.00	63,003.79	0.00
A-S	01/01/25 - 01/30/25	30	0.00	355,580.19	0.00	355,580.19	0.00	0.00	0.00	355,580.19	0.00
B	01/01/25 - 01/30/25	30	0.00	178,249.23	0.00	178,249.23	0.00	0.00	0.00	178,249.23	0.00
C	01/01/25 - 01/30/25	30	0.00	166,980.53	0.00	166,980.53	0.00	0.00	0.00	166,980.53	0.00
D	01/01/25 - 01/30/25	30	0.00	70,510.42	0.00	70,510.42	0.00	0.00	0.00	70,510.42	0.00
E	01/01/25 - 01/30/25	30	0.00	53,718.75	0.00	53,718.75	0.00	0.00	0.00	53,718.75	0.00
F-RR	01/01/25 - 01/30/25	30	0.00	75,907.38	0.00	75,907.38	2,572.46	0.00	0.00	73,334.91	2,572.46
G-RR	01/01/25 - 01/30/25	30	113,231.85	40,473.47	0.00	40,473.47	40,473.47	0.00	0.00	0.00	154,060.86
NR-RR	01/01/25 - 01/30/25	30	1,333,545.01	151,812.77	0.00	151,812.77	151,812.77	0.00	0.00	0.00	1,489,544.99
V-RR	01/01/25 - 01/30/25	30	37,032.14	95,898.09	0.00	95,898.09	4,987.66	0.00	0.00	90,910.43	42,136.08
Totals			1,483,809.00	3,842,460.18	0.00	3,842,460.18	199,846.36	0.00	0.00	3,642,613.81	1,688,314.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Pooled Aggregate Available Funds (1)	4,250,688.79
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,979,986.36	Master Servicing Fee	6,422.09
Interest Reductions due to Nonrecoverability Determination	(152,505.13)	Trustee / Certificate Administrator Fee	6,006.56
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	526.89
Deferred Interest	0.00	Operating Advisor Fee	1,227.37
ARD Interest	0.00	Asset Representations Reviewer Fee	263.45
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,446.35
Total Interest Collected	3,827,481.23

Principal		Expenses/Reimbursements
Scheduled Principal	608,074.98	Reimbursement for Interest on Advances	3,153.33
Unscheduled Principal Collections		ASER Amount	1,556.36
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,702.80
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	608,074.98	Total Expenses/Reimbursements	47,412.49

		Interest Reserve Deposit	123,008.55

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,642,613.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	608,074.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,250,688.79
Total Funds Collected	4,435,556.21	Total Funds Distributed	4,435,556.18

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,223,747,669.04	1,223,747,669.04	Beginning Certificate Balance	1,223,747,668.41
(-) Scheduled Principal Collections	608,074.98	608,074.98	(-) Principal Distributions	608,074.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,223,139,594.06	1,223,139,594.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,224,783,933.51	1,224,783,933.51	Ending Certificate Balance	1,223,139,593.43
Ending Actual Collateral Balance	1,224,184,941.68	1,224,184,941.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.63)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.63)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP
	9,999,999 or less	10	49,270,464.84	4.03%	56	3.9494	2.479618	1.49 or less	14	303,408,311.29	24.81%	38	4.1349	0.935603
10,000,000 to 19,999,999		15	200,200,786.75	16.37%	53	4.0222	1.858723	1.50 to 1.74	8	203,082,066.14	16.60%	44	4.0911	1.662818
20,000,000 to 24,999,999		6	128,542,721.78	10.51%	56	3.5947	2.369056	1.75 to 1.99	3	44,337,571.19	3.62%	56	4.2868	1.852602
25,000,000 to 49,999,999		17	588,631,028.26	48.12%	45	3.8177	2.197651	2.00 to 2.24	6	135,194,508.00	11.05%	57	3.6740	2.085251
	50,000,000 or greater	4	233,000,000.00	19.05%	31	3.5118	1.982489	2.25 or greater	21	513,622,545.01	41.99%	46	3.4173	3.054242
	Totals	53	1,223,139,594.06	100.00%	46	3.7767	2.125231	Totals	53	1,223,139,594.06	100.00%	46	3.7767	2.125231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP	Virginia	1	40,000,000.00	3.27%	56	3.3300	2.530000
Alabama	1	12,456,378.95	1.02%	57	4.1300	1.550000	Washington	1	20,000,000.00	1.64%	56	3.2500	2.780000
Alaska	1	3,500,000.00	0.29%	56	3.6900	4.290000	Washington, DC	2	83,570,000.00	6.83%	56	3.7174	1.847509
Arizona	1	33,799,435.38	2.76%	56	3.9300	1.490000	Wisconsin	1	34,000,000.00	2.78%	57	3.4300	3.110000
California	4	108,200,000.00	8.85%	23	3.5467	1.411553	Totals	109	1,223,139,594.06	100.00%	46	3.7767	2.125231
Connecticut	7	8,040,559.93	0.66%	57	3.8200	2.470000
									Property Type³
Florida	5	60,762,574.31	4.97%	57	3.8502	2.026355
Georgia	3	11,879,120.00	0.97%	57	3.5700	3.680000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	25,164,288.01	2.06%	56	4.5224	0.499652		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	19,968,653.60	1.63%	57	3.8900	2.210000	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP
Maine	1	840,151.39	0.07%	57	3.8200	2.470000	Industrial	30	49,124,208.90	4.02%	57	3.8312	2.383339
Massachusetts	14	61,153,144.91	5.00%	54	3.8050	2.613901	Lodging	3	40,103,314.48	3.28%	7	5.0517	1.060391
Michigan	6	18,510,000.00	1.51%	57	3.7839	3.276991	Mixed Use	7	176,505,683.51	14.43%	44	3.3129	2.841385
Nevada	2	53,908,115.38	4.41%	54	3.4743	3.505454	Mobile Home Park	1	6,523,589.24	0.53%	56	3.9970	2.830000
New Hampshire	5	15,122,724.95	1.24%	57	3.8200	2.470000	Multi-Family	35	294,223,608.78	24.05%	47	4.0893	1.824758
New Jersey	20	75,931,144.19	6.21%	57	4.4402	1.653295	Office	11	404,296,767.33	33.05%	41	3.5920	1.957124
New York	10	262,075,391.04	21.43%	28	3.6128	2.275776	Retail	12	177,757,865.16	14.53%	56	3.8437	2.131334
North Carolina	2	63,914,200.00	5.23%	57	3.5090	2.187374	Self Storage	9	51,109,964.24	4.18%	57	3.6607	3.282057
Ohio	3	86,926,903.72	7.11%	34	3.9425	2.172376	Totals	109	1,223,139,594.06	100.00%	46	3.7767	2.125231
Oregon	1	10,421,989.82	0.85%	56	3.8050	1.270000
Pennsylvania	3	2,246,627.04	0.18%	57	3.8200	2.470000
Rhode Island	2	2,063,038.40	0.17%	57	3.8200	2.470000
South Carolina	1	2,987,154.19	0.24%	57	3.8000	2.750000
Texas	7	81,882,904.23	6.69%	57	4.2953	1.516649
Vermont	1	320,502.20	0.03%	57	3.8200	2.470000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP
	3.99999% or less	38	932,987,824.91	76.28%	47	3.5391	2.354815	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	97,979,463.36	8.01%	32	4.2844	1.815365	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	135,574,398.88	11.08%	57	4.6359	1.382289	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	1	33,103,314.48	2.71%	(3)	5.3500	(0.240000)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	1,223,139,594.06	100.00%	46	3.7767	2.125231	49 months or greater	52	1,199,645,001.63	98.08%	45	3.7739	2.129247
								Totals	53	1,223,139,594.06	100.00%	46	3.7767	2.125231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP	Defeased	1	23,494,592.43	1.92%	56	3.9200	NAP
	84 months or less	51	1,195,429,995.99	97.73%	45	3.7733	2.131606	Interest Only	30	814,128,115.38	66.56%	42	3.5641	2.472235
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	20	350,691,495.21	28.67%	51	4.2536	1.430884
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	1	30,610,385.40	2.50%	57	3.8330	1.100000
	Totals	52	1,218,924,588.42	99.66%	46	3.7761	2.127531	Totals	52	1,218,924,588.42	99.66%	46	3.7761	2.127531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	Fully Amortizing	1	4,215,005.64	0.34%	57	3.9500	1.460000
	Totals	53	1,223,139,594.06	100.00%	46	3.7767	2.125231	Totals	1	4,215,005.64	0.34%	57	3.9500	1.460000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30504022	OF	Washington	DC	Actual/360	3.730%	234,471.94	0.00	0.00	N/A	10/06/29	--	73,000,000.00	73,000,000.00	02/06/25
2A1	30317064	OF	San Francisco	CA	Actual/360	3.303%	142,212.50	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	01/06/25
2A6	30317069				Actual/360	3.303%	28,442.50	0.00	0.00	N/A	11/06/24	--	10,000,000.00	10,000,000.00	01/06/25
3	30504188	OF	Charlotte	NC	Actual/360	3.505%	181,091.67	0.00	0.00	N/A	11/01/29	--	60,000,000.00	60,000,000.00	02/01/25
4A11	30504196	MU	New York	NY	Actual/360	2.759%	71,274.17	0.00	0.00	N/A	10/30/26	--	30,000,000.00	30,000,000.00	01/31/25
4A13	30504198				Actual/360	2.759%	63,909.17	0.00	0.00	N/A	10/30/26	--	26,900,000.00	26,900,000.00	01/31/25
5	30504004	MF	New York	NY	Actual/360	3.410%	146,835.68	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	01/06/25
6	30504118	Various Various		Various	Actual/360	3.820%	163,999.52	69,548.79	0.00	N/A	11/06/29	--	49,856,297.60	49,786,748.81	02/06/25
8	30317072	MU	Columbus	OH	Actual/360	2.950%	120,155.14	0.00	0.00	N/A	11/06/29	--	47,300,000.00	47,300,000.00	02/06/25
9	30317073	MU	Cambridge	MA	Actual/360	3.797%	130,785.56	0.00	0.00	N/A	06/01/29	--	40,000,000.00	40,000,000.00	02/01/25
10	30504041	OF	McLean	VA	Actual/360	3.330%	114,700.00	0.00	0.00	N/A	10/11/29	--	40,000,000.00	40,000,000.00	02/11/25
11	30503849	OF	Garden City	NY	Actual/360	4.490%	150,789.17	0.00	0.00	N/A	08/01/24	--	39,000,000.00	39,000,000.00	02/01/25
12	30503724	LO	Cincinnati	OH	Actual/360	5.350%	0.00	0.00	0.00	N/A	11/01/24	--	33,103,314.48	33,103,314.48	12/01/22
13	30503852	RT	Oro Valley	AZ	Actual/360	3.930%	114,559.95	52,309.51	0.00	N/A	10/06/29	--	33,851,744.89	33,799,435.38	02/06/25
14	30504074	OF	Middleton	WI	Actual/360	3.430%	100,422.78	0.00	0.00	N/A	11/01/29	--	34,000,000.00	34,000,000.00	02/01/25
15	30317074	SS	Various	Various	Actual/360	3.570%	101,447.50	0.00	0.00	N/A	11/06/29	--	33,000,000.00	33,000,000.00	02/06/25
16	30317075	MF	New York	NY	Actual/360	3.833%	101,137.26	31,336.83	0.00	N/A	11/06/29	--	30,641,722.23	30,610,385.40	02/06/25
17	30504161	MF	Jersey City	NJ	Actual/360	4.620%	127,192.74	37,493.08	0.00	N/A	11/01/29	--	31,971,362.16	31,933,869.08	01/01/25
18	30504164	MF	Jersey City	NJ	Actual/360	4.620%	123,462.28	36,393.44	0.00	N/A	11/01/29	--	31,033,668.55	30,997,275.11	01/01/25
19	30503366	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	02/01/25
19A35	30503368				Actual/360	3.741%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	02/01/25
20	30503885	OF	New York	NY	Actual/360	3.270%	84,475.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	02/11/25
21	30504124	MF	Austin	TX	Actual/360	4.598%	118,790.19	0.00	0.00	N/A	11/01/29	--	30,000,000.00	30,000,000.00	02/01/25
22	30317076	MF	Glendale	CA	Actual/360	3.965%	96,283.42	0.00	0.00	N/A	10/06/29	--	28,200,000.00	28,200,000.00	02/06/25
23	30504099	OF	Houston	TX	Actual/360	3.888%	78,554.53	43,900.53	0.00	N/A	11/01/29	--	23,463,122.31	23,419,221.78	02/01/25
24	30504020	OF	Florham Park	NJ	Actual/360	3.920%	79,438.16	38,765.52	0.00	N/A	10/06/29	--	23,533,357.95	23,494,592.43	02/06/25
25	30317077	RT	Sparks	NV	Actual/360	3.130%	63,402.37	0.00	0.00	N/A	10/06/29	--	23,523,500.00	23,523,500.00	02/06/25
26	30503982	MF	Brooklyn	NY	Actual/360	3.880%	72,168.00	0.00	0.00	N/A	10/06/29	--	21,600,000.00	21,600,000.00	02/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30504072	MF	Lawrence	KS	Actual/360	3.890%	66,981.52	27,487.26	0.00	N/A	11/01/29	--	19,996,140.86	19,968,653.60	02/01/25
28	30503875	OF	Bellevue	WA	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	02/01/25
29	30503903	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	02/11/25
30	30503818	MU	Chicago	IL	Actual/360	4.700%	80,656.10	23,071.46	0.00	N/A	10/01/29	--	19,928,754.96	19,905,683.50	02/01/25
31	30504090	RT	North Miami Beach	FL	Actual/360	3.890%	53,768.80	42,760.89	0.00	N/A	11/06/29	--	16,051,717.81	16,008,956.92	02/06/25
32	30503977	RT	Jacksonville	FL	Actual/360	4.150%	58,729.22	21,477.83	0.00	N/A	10/01/29	--	16,434,138.17	16,412,660.34	02/01/25
34	30317078	MF	Various	MI	Actual/360	3.830%	46,172.78	0.00	0.00	N/A	11/06/29	--	14,000,000.00	14,000,000.00	02/06/25
35	30317079	RT	Huntsville	AL	Actual/360	4.130%	44,374.31	20,971.39	0.00	N/A	11/06/29	--	12,477,350.34	12,456,378.95	02/06/25
36	30504087	MF	Bronx	NY	Actual/360	4.080%	46,376.00	0.00	0.00	N/A	11/06/29	--	13,200,000.00	13,200,000.00	02/06/25
38	30504206	MU	Vero Beach	FL	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	11/01/29	--	12,400,000.00	12,400,000.00	02/01/25
39	30504123	RT	New York	NY	Actual/360	4.650%	48,850.83	0.00	0.00	N/A	11/01/29	--	12,200,000.00	12,200,000.00	02/01/25
40	30503991	SS	Pembroke Pines	FL	Actual/360	3.900%	39,462.00	16,194.85	0.00	N/A	10/06/29	--	11,750,471.90	11,734,277.05	02/06/25
41	30317080	RT	Springfield	OR	Actual/360	3.805%	34,213.20	19,917.50	0.00	N/A	10/06/29	--	10,441,907.32	10,421,989.82	02/06/25
42	30503994	MF	Brownsville	TX	Actual/360	4.700%	42,697.32	12,213.46	0.00	N/A	10/01/29	--	10,549,784.65	10,537,571.19	02/01/25
43	30504029	RT	Washington	DC	Actual/360	3.630%	33,040.06	0.00	0.00	N/A	10/06/29	--	10,570,000.00	10,570,000.00	02/06/25
44	30503777	MF	Baytown	TX	Actual/360	4.370%	33,270.06	15,381.50	0.00	N/A	09/01/29	--	8,841,235.90	8,825,854.40	02/01/25
45	30504025	IN	Brooklyn	NY	Actual/360	3.950%	14,562.19	66,243.95	0.00	N/A	11/01/29	--	4,281,249.59	4,215,005.64	02/01/25
46	30503611	LO	Various	Various	Actual/360	3.641%	21,947.14	0.00	0.00	N/A	09/01/29	--	7,000,000.00	7,000,000.00	02/01/25
47	30317081	MH	Grove City	OH	Actual/360	3.997%	22,487.59	9,964.89	0.00	N/A	10/06/29	--	6,533,554.13	6,523,589.24	02/06/25
48	30317082	RT	Chicago	IL	Actual/360	3.850%	17,462.88	8,790.38	0.00	N/A	10/06/29	--	5,267,394.89	5,258,604.51	04/06/24
49	30504088	MF	Bronx	NY	Actual/360	4.080%	15,283.00	0.00	0.00	N/A	11/06/29	--	4,350,000.00	4,350,000.00	02/06/25
50	30504131	RT	Pflugerville	TX	Actual/360	4.000%	12,880.82	5,022.25	0.00	N/A	11/01/29	--	3,739,591.92	3,734,569.67	02/01/25
51	30504026	SS	Anchorage	AK	Actual/360	3.690%	11,121.25	0.00	0.00	N/A	10/06/29	--	3,500,000.00	3,500,000.00	02/06/25
52	30504134	RT	Moncks Corner	SC	Actual/360	3.800%	9,788.34	4,190.38	0.00	N/A	11/06/29	--	2,991,344.57	2,987,154.19	02/06/25
53	30504080	SS	Bryan	TX	Actual/360	3.690%	9,152.24	4,639.29	0.00	N/A	11/06/29	--	2,880,326.48	2,875,687.19	02/06/25
Totals							3,827,481.23	608,074.98	0.00				1,223,747,669.04	1,223,139,594.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,812,546.95	5,182,488.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,333,617.43	8,450,815.05	01/01/24	09/30/24	01/13/25	0.00	0.00	141,981.72	141,981.72	0.00	0.00
2A6	11,333,617.43	8,450,815.05	01/01/24	09/30/24	01/13/25	0.00	0.00	28,396.34	28,396.34	0.00	0.00
3	16,334,682.99	3,901,497.29	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A11	9,261,673.40	9,644,048.03	01/01/24	08/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	9,261,673.40	9,644,048.03	01/01/24	08/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,039,926.12	14,849,712.64	01/01/24	06/30/24	01/13/25	0.00	0.00	146,728.04	146,728.04	90,444.75	0.00
6	16,095,701.00	16,360,978.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,483,465.93	5,574,072.68	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	51,966,675.00	61,559,445.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	20,141,376.39	17,477,306.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,992,011.39	1,679,726.25	01/01/24	03/31/24	12/11/24	5,832,274.36	0.00	0.00	0.00	0.00	0.00
12	(329,030.83)	(43,356.24)	10/01/23	09/30/24	05/09/24	13,156,781.45	213,095.50	(301.59)	3,552,057.26	3,827,880.17	0.00
13	2,788,764.47	3,122,303.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,667,159.51	3,711,634.40	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,494,778.55	4,461,990.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,635,781.74	1,773,216.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,623,351.85	1,865,269.95	07/01/23	06/30/24	--	0.00	0.00	164,616.99	164,616.99	0.00	0.00
18	1,578,410.13	1,885,965.60	07/01/23	06/30/24	--	0.00	0.00	159,788.91	159,788.91	0.00	0.00
19	77,761,843.36	97,306,607.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19A35	77,761,843.36	97,306,607.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	20,995,774.31	21,711,315.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,022,149.04	2,152,004.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,023,496.46	1,899,447.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,259,374.60	2,014,798.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,784,183.01	2,883,432.76	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,632,748.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,768,797.55	1,865,143.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	15,327,271.11	14,364,292.60	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	9,820,554.67	10,560,099.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	6,431,335.10	6,358,819.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,423,190.61	270,186.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,071,532.11	1,777,192.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	2,241,044.20	1,333,038.24	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,242,938.79	1,248,216.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	897,018.09	887,652.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	991,203.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,047,534.27	1,045,787.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,191,914.24	1,059,834.36	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	960,140.56	906,836.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	922,372.76	969,683.27	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,055,201.41	1,010,781.51	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,247,977.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,542,320.89	1,487,034.78	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,999,553.63	1,290,361.70	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,097,913.07	1,115,659.01	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(90,525.64)	(535,619.65)	01/01/24	09/30/24	04/11/24	469,756.69	15,362.80	24,648.91	247,057.02	275,910.89	0.00
49	284,175.64	296,330.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	281,925.14	293,627.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	595,985.38	567,686.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	486,000.00	324,000.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	300,001.70	287,703.57	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	436,894,972.03	453,610,539.35				19,458,812.50	228,458.30	665,859.32	4,440,626.28	4,194,235.81	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776719%	3.762943%	46
01/17/25	0	0.00	0	0.00	1	5,267,394.89	2	38,370,709.37	0	0.00	0	0.00	0	0.00	0	0.00	3.776857%	3.763080%	47
12/17/24	0	0.00	0	0.00	1	5,276,156.23	2	38,379,470.71	0	0.00	0	0.00	0	0.00	0	0.00	3.776994%	3.763216%	48
11/18/24	0	0.00	0	0.00	1	5,285,452.00	2	38,388,766.48	0	0.00	0	0.00	0	0.00	0	0.00	3.777142%	3.763363%	49
10/18/24	0	0.00	0	0.00	2	38,397,468.15	2	38,397,468.15	0	0.00	0	0.00	0	0.00	0	0.00	3.785768%	3.771512%	47
09/17/24	0	0.00	0	0.00	2	38,406,706.36	2	38,406,706.36	0	0.00	0	0.00	0	0.00	0	0.00	3.785823%	3.771566%	48
08/16/24	0	0.00	0	0.00	2	38,415,348.75	2	38,415,348.75	0	0.00	0	0.00	0	0.00	0	0.00	3.785875%	3.771617%	49
07/17/24	0	0.00	1	5,320,648.10	1	33,103,314.48	2	38,423,962.58	0	0.00	0	0.00	0	0.00	0	0.00	3.785926%	3.771667%	50
06/17/24	0	0.00	0	0.00	2	38,483,542.49	2	38,483,542.49	0	0.00	0	0.00	0	0.00	0	0.00	3.786041%	3.771781%	51
05/17/24	0	0.00	0	0.00	2	38,537,388.38	1	33,199,031.68	0	0.00	0	0.00	0	0.00	0	0.00	3.786147%	3.771885%	52
04/17/24	0	0.00	0	0.00	2	38,596,486.82	1	33,249,033.27	0	0.00	0	0.00	0	0.00	0	0.00	3.786261%	3.771998%	53
03/15/24	0	0.00	0	0.00	2	38,649,837.39	1	33,293,887.04	0	0.00	0	0.00	0	0.00	0	0.00	3.786365%	3.772101%	54
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30317064	01/06/25	0	5	141,981.72	141,981.72	500.00	50,000,000.00	11/07/24	98
2A6	30317069	01/06/25	0	5	28,396.34	28,396.34	0.00	10,000,000.00	11/07/24	98
5	30504004	01/06/25	0	5	146,728.04	146,728.04	90,444.75	50,000,000.00	11/07/24	98
12	30503724	12/01/22	25	5	(301.59)	3,552,057.26	4,875,282.06	33,985,926.54	02/10/21	2		11/07/22
17	30504161	01/01/25	0	B	164,616.99	164,616.99	0.00	31,971,362.16
18	30504164	01/01/25	0	B	159,788.91	159,788.91	0.00	31,033,668.55
48	30317082	04/06/24	9	6	24,648.91	247,057.02	414,458.94	5,347,453.55	09/12/23	98		01/26/24
Totals					665,859.32	4,440,626.28	5,380,685.75	212,338,410.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		364,206,629	78,000,000	220,000,000		66,206,629
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		113,800,000	113,800,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		1,968,272,559	1,957,755,350		0	10,517,209
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	1,223,139,594	1,184,777,675	0	0	5,258,605	33,103,314
Jan-25	1,223,747,669	1,125,376,960	60,000,000	0	5,267,395	33,103,314
Dec-24	1,224,353,629	1,125,974,158	0	60,000,000	5,276,156	33,103,314
Nov-24	1,225,000,336	1,126,611,569	0	0	65,285,452	33,103,314
Oct-24	1,298,019,956	1,259,622,488	0	0	5,294,154	33,103,314
Sep-24	1,298,499,152	1,221,092,445	0	0	44,303,392	33,103,314
Aug-24	1,298,950,985	1,221,535,636	0	0	44,312,034	33,103,314
Jul-24	1,299,401,292	1,260,977,330	0	5,320,648	0	33,103,314
Jun-24	1,299,926,400	1,261,442,857	0	0	5,329,802	33,153,741
May-24	1,300,418,875	1,261,881,486	0	0	5,338,357	33,199,032
Apr-24	1,300,940,545	1,262,344,058	0	0	5,347,454	33,249,033
Mar-24	1,301,429,480	1,262,779,643	0	0	5,355,950	33,293,887
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30317064	50,000,000.00	50,000,000.00	589,000,000.00	09/05/19	7,464,837.05	1.09000	09/30/24	11/06/24	I/O
2A6	30317069	10,000,000.00	10,000,000.00	589,000,000.00	09/05/19	7,464,837.05	1.09000	09/30/24	11/06/24	I/O
5	30504004	50,000,000.00	50,000,000.00	385,000,000.00	11/22/24	14,732,357.64	3.10000	06/30/24	11/06/24	I/O
11	30503849	39,000,000.00	39,000,000.00	70,400,000.00	09/10/24	1,622,484.25	1.70000	03/31/24	08/01/24	I/O
12	30503724	33,103,314.48	33,985,926.54	57,100,000.00	02/07/24	(1,175,643.23)	(0.24000)	09/30/24	11/01/24	296
48	30317082	5,258,604.51	5,347,453.55	5,100,000.00	11/21/23	(630,139.65)	(2.00000)	09/30/24	10/06/29	296
Totals		187,361,918.99	188,333,380.09	1,695,600,000.00		29,478,733.11
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A1	30317064	OF	CA	11/07/24	98

2.7.2025: Counsel sent Midland draft Notice of Default to issue to borrower and guarantor for review, while concurrently drafting Consensual Order to Appoint Receiver; as it does not appear to be viable pathway for a modification. As such borrower has att ested to consenting to lender enforcement action(s). Lender continues to contemplate optimal resolution strategy/timing for this asset. The subject loan exposure in the original aggregate amount of $350MM (comprised of 6 pari passu A-Notes and 1 Controll ing B-Note), originating in September-2015, is secured via lender’s 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building located in CBD San Francisco, CA. The Notes matured on

11.6.2024. The loan was transferred to spec ial servicing on 11.8.2024 due to maturity default/balloon payment default. Lender is working with the Borrower to determine if a modification is a viable option and commencing enforcement action.

Lender has engaged Shephard, Mullin to serve as counsel, with Alan Feld as lead attorney. Counsel is drafting enforcement documentation that will be filed upon completion. Lender is also assessing other options to determine the best

	resolution strategy for this asset.

2A6	30317069	Various	Various	11/07/24	98

2.7.2025: Counsel sent Midland draft Notice of Default to issue to borrower and guarantor for review, while concurrently drafting Consensual Order to Appoint Receiver; as it does not appear to be viable pathway for a modification. As such borrower has att ested to consenting to lender enforcement action(s). Lender continues to contemplate optimal resolution strategy/timing for this asset. An updated appraisal has been engaged. The subject loan exposure in the original aggregate amount of $350MM (comprised of 6 pari passu A-Notes and 1 Controlling B-Note), originating in September-2015, is secured via lender’s 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building located in

CBD San Francisco, CA. The Notes matured on 11.6. 2024. The loan was transferred to special servicing on 11.8.2024 due to maturity default/balloon payment default. Lender is working with the Borrower to determine if a modification is a viable option and commencing enforcement action. Lender has engaged Shephard, Mullin to serve as counsel, with Alan Feld as lead attorney. Counsel is drafting enforcement documentation that will be filed upon completion. Lender is also

	assessing other options to determine the best resolution strategy for this asset.

5	30504004	MF	NY	11/07/24	98

2/11/2025 - The loan transferred to Special Servicing effective 11/7/2024 for maturity default. The loan matured on 11/6/2024. The subject is a 581-unit multifamily property located in New York, NY and was built in 1971 and renovated in 2017.

One of 5 sen ior loan components. As of December 2024 the property was 98% occupied. The annualized November 2024 NCF DSCR was 1.80x. This compares to YE 2023 and 2022 NCF DSCR of 1.63x and 1.33x respectively. The special

	servicer is currently in discussion with the b orrower regarding a modification proposal.

11	30503849	OF	NY	08/06/24	2

1/13/2025 - The loan was not paid in full at maturity date (8-1-24). The loan is secured by two adjacent office buildings in Garden City, NY. The property is 86% occupied and performing at a DSCR of 1.76x as of 1Q24. Lender has obtained

	counsel and willd ual track foreclosure with workout alternatives. Borrower has proposed a maturity extension.

12	30503724	LO	OH	02/10/21	2

2/11/2025 - The Loan transferred to SS on 2/10/21 due to imminent payment default. The Loan is paid through December 2022. The Loan is collateralized by a 1.26 acre site located along West Fifth Street in the Cincinnati, Ohio CBD. The site is improvedw ith a 29-story, 561 room full-service Hilton hotel that opened in 1931 and contains approx. 556,456 SF of building area. The hotel is listed on the National Historic Register and attained a National Landmark status. The Borrower and

Lender had previously reached an agreement in principal to reinstate the loan, but it did not materialize. A receiver was appointed on 11/22/22. Noteholder is pursuing its remedies and has filed for foreclosure. Motion for summary judgement was entered in November 2023. Spec ial Servicer is collecting due diligence in preparation for disposition or foreclosure in 2Q2025. YTD results through 4Q 2024 is occupancy at 54%, $174 ADR and $94 RevPAR.

48	30317082	RT	IL	09/12/23	98

2/11/2025 - Loan transferred to Special Servicing on 9/12/2023 as a result of Imminent Monetary Default. The loan is secured by a 65,186 SF, 14-screen movie theater located at 210 West 87th Street in the Chatham neighborhood of Chicago,

IL. The loan is past due for the October 2023 payment. Counsel has been engaged and a default and acceleration notice was sent to Borrower. Foreclosure complaint was filed on 1/26/24 and receivership receivership order was entered on

2/20/24. Borrower affiliated theate r operator vacated the property at the end of January 2024 and property remains vacant. Receiver has secured the property and the building is listed for lease. Lender is evaluating disposition options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30317071	49,494,132.49	3.86000%	49,494,132.49 3.86000%		8	07/03/20	07/06/20	07/08/20
33	30504089	0.00	3.90000%	0.00	3.90000%	8	09/13/22	09/13/22	10/04/22
Totals		49,494,132.49		49,494,132.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	30317071	11/18/24	45,356,225.87	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			45,356,225.87	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	30317071	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	10,763.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A6	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,763.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	8,395.83	0.00	0.00	0.00	0.00	0.00	2,774.64	0.00	0.00	0.00
12	0.00	0.00	7,126.41	0.00	0.00	0.00	0.00	152,505.13	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	242.87	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	135.82	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	1,556.36	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	42,702.80	0.00	0.00	1,556.36	0.00	152,505.13	3,153.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		199,917.62

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27

Distribution Date:	02/18/25		Benchmark 2019-B14 Mortgage Trust
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25		Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents				Contacts
Section		Pages	Role	Party and Contact Information
Certificate Distribution Detail		2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail		3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail		4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
			Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information		5		Association
Bond / Collateral Reconciliation - Cash Flows		6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances		7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
			Special Servicer	K-Star Asset Management LLC
				Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
			Asset Representations	Pentalpha Surveillance LLC
Reviewer & Operating
Advisor
				Attention: Transaction Manager		notices@pentalphasurveillance.com
501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
			Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Bank, N.A.
				Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
trustadministrationgroup@computershare.com
9062 Old Annapolis Road | Columbia, MD 21045 | United States
			Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.						Page 1 of 7

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
225B-A	08162YBF8	3.294300%	11,595,000.00	11,595,000.00	0.00	31,831.17	0.00	0.00	31,831.17	11,595,000.00	91.66%	91.66%
225B-B	08162YBH4	3.294300%	33,958,000.00	33,958,000.00	0.00	102,847.16	0.00	0.00	102,847.16	33,958,000.00	67.25%	67.25%
225B-C	08162YBK7	3.294300%	35,434,000.00	35,434,000.00	0.00	194,817.42	0.00	0.00	194,817.42	35,434,000.00	41.77%	41.77%
225B-D	08162YBM3	3.294300%	48,723,000.00	48,723,000.00	0.00	22,372.78	0.00	0.00	22,372.78	48,723,000.00	6.74%	6.74%
225B-E	08162YBP6	3.294300%	9,370,000.00	9,370,000.00	0.00	0.00	0.00	0.00	0.00	9,370,000.00	0.00%	0.00%
225B-	08162YBS0	3.294300%	7,320,000.00	7,320,000.00	0.00	18,519.40	0.00	0.00	18,519.40	7,320,000.00	0.00%	0.00%
VRR
225B-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			146,400,000.00	146,400,000.00	0.00	370,387.93	0.00	0.00	370,387.93	146,400,000.00

Deal Distribution Total					0.00	370,387.93	0.00	0.00	370,387.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 7

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest	Prepayment
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
225B-A	08162YBF8	1,000.00000000	0.00000000	2.74524968	0.00000000	0.00000000	0.00000000	0.00000000	2.74524968	1,000.00000000
225B-B	08162YBH4	1,000.00000000	0.00000000	3.02865775	(0.28340774)	0.00000000	0.00000000	0.00000000	3.02865775	1,000.00000000
225B-C	08162YBK7	1,000.00000000	0.00000000	5.49803635	(2.75278631)	0.00000000	0.00000000	0.00000000	5.49803635	1,000.00000000
225B-D	08162YBM3	1,000.00000000	0.00000000	0.45918314	2.28606695	5.08603308	0.00000000	0.00000000	0.45918314	1,000.00000000
225B-E	08162YBP6	1,000.00000000	0.00000000	0.00000000	2.74524973	8.25837994	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-VRR	08162YBS0	1,000.00000000	0.00000000	2.52997268	0.21527732	2.33813525	0.00000000	0.00000000	2.52997268	1,000.00000000
225B-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 7

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
225B-A	01/01/25 - 01/30/25	30	0.00	31,831.17	0.00	31,831.17	0.00	0.00	0.00	31,831.17	0.00
225B-B	01/01/25 - 01/30/25	30	9,597.61	93,223.20	0.00	93,223.20	(9,623.96)	0.00	0.00	102,847.16	0.00
225B-C	01/01/25 - 01/30/25	30	97,275.19	97,275.19	0.00	97,275.19	(97,542.23)	0.00	0.00	194,817.42	0.00
225B-D	01/01/25 - 01/30/25	30	136,049.26	133,756.82	0.00	133,756.82	111,384.04	0.00	0.00	22,372.78	247,806.79
225B-E	01/01/25 - 01/30/25	30	51,516.60	25,722.99	0.00	25,722.99	25,722.99	0.00	0.00	0.00	77,381.02
225B-VRR	01/01/25 - 01/30/25	30	15,496.77	20,095.23	0.00	20,095.23	1,575.83	0.00	0.00	18,519.40	17,115.15
Totals			309,935.43	401,904.60	0.00	401,904.60	31,516.67	0.00	0.00	370,387.93	342,302.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 7

	Additional Information

225 Bush Aggregate Available Funds (1)	370,387.93
225 Bush Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 7

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	568,903.33	Master Servicing Fee	315.17
Interest Reductions due to Nonrecoverability Determination	(152,505.13)	Trustee / Certificate Administrator Fee	718.58
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	63.03
Deferred Interest	0.00
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,096.78
Total Interest Collected	416,398.20

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,516.67
Collection of Principal after Maturity Date	0.00	Legal Fees	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Rating Agency Expenses	0.00
Excess of Prior Principal Amounts Paid	0.00	Bankruptcy Expenses Amount	0.00
Curtailments	0.00	Taxes Imposed on Trust Fund	0.00
Negative Amortization	0.00	Non-Recoverable Advances	0.00
Principal Adjustments	0.00	Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	0.00	Other Expenses	0.00
		Total Expenses/Reimbursements	31,516.67

		Interest Reserve Deposit	13,396.82

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	370,387.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	370,387.93
Total Funds Collected	416,398.20	Total Funds Distributed	416,398.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 7

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
	225 Bush	Total		Total
Beginning Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Beginning Certificate Balance	146,400,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Non-Cash Principal Adjustments	0.00
			Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Ending Certificate Balance	146,400,000.00
Beginning Actual Collateral Balance	146,400,000.00	146,400,000.00
Ending Actual Collateral Balance	146,400,000.00	146,400,000.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 7